Supplement to the
Fidelity Floating Rate High Income Fund
December 30, 2003
Prospectus

The following information updates the similar information on the cover of the prospectus:

Fidelity Floating Rate High Income Fund

(fund number 814, trading symbol FFRHX)

FHI-04-01 April 2, 2004
1.778339.104